Bank loan (Details) (Short-term bank loan) In Thousands, unless otherwise specified						0 Months Ended
	Mar. 31, 2014	Aug. 12, 2013 USD ($)	Aug. 12, 2013 CNY	Mar. 31, 2013	Jul. 11, 2012 CNY	Jul. 11, 2012 People's Bank of China base lending rate
Bank loan
Amount borrowed		$ 9,652	60,000		50,000
Floating interest rate, percentage multiple						120.00%
Interest rate at period end				7.20%
Monthly fixed interest rate (as a percent)	0.60%